Schedule of other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Other comprehensive income loss	R$ (6,132,714)	R$ (5,303,566)	R$ (6,195,462)	R$ (6,195,462)
Additional indexation realization by depreciation or writeoff assets1	(39,644)	(39,853)	(40,481)
Income tax and social contribution2	13,480	13,551	13,764
Deemed cost of jointly controlled investment realization by depreciation or writeoff assets	(1,091)	(1,123)	(1,338)
Deemed costof jointly controlled invetment income tax and social contribution	372	382	455
Fair value adjustments accounts receivable	(130)	113	15
Foreign sales hedge exchange rate	(2,114,878)	(7,326,610)	(391,262)
Foreign sales hedge transfer to result	2,410,232	2,665,787	1,652,267
Foreign sales hedge income tax and social contribution	(88,315)	1,585,736	(399,464)
Fair value of cash flow hedge change in fair value		(537,425)	(15,928)
Fair value of cash flow hedge transfer to result	346,744	(62,965)	71,202
Fair value of cash flow hedge income tax and social contribution	(146,087)	202,832	(19,805)
Fair value of cash flow hedge from jointly controlled		1,260	(978)
Fair value of cash flow hedge from actuarial loss with post employment benefits net of taxes		(647)	(109,628)
Other comprehensive income loss foreign currency translation adjustment	1,503,148	2,658,042	136,722
Loss gain on investments		3,695	(84)
Effect of cpc42 ias29 hyperinflation	35,425	8,077	(3,561)
Other comprehensive income loss	(4,067,695)	(6,132,714)	(5,303,566)	(6,132,714)
Deemed cost and additional indexation of p p e member
Disclosure of classes of share capital [line items]
Other comprehensive income loss	96,571	123,614	151,214	151,214
Additional indexation realization by depreciation or writeoff assets1	(39,644)		(40,481)	(39,853)
Income tax and social contribution2	13,480	13,551	13,764
Deemed cost of jointly controlled investment realization by depreciation or writeoff assets	(1,091)	(1,123)	(1,338)
Deemed costof jointly controlled invetment income tax and social contribution1	372	382	455
Other comprehensive income loss	69,688	96,571	123,614	96,571
Fair value adjustments of trade accounts recivable member
Disclosure of classes of share capital [line items]
Other comprehensive income loss	(322)	(435)	(450)	(450)
Fair value adjustments accounts receivable	(130)	113	15
Other comprehensive income loss foreign currency translation adjustment	1,591,094
Effect of cpc42 ias29 hyperinflation	35,425
Other comprehensive income loss	(452)	(322)	(435)	(322)
Gain loss on interest in subsidiary member
Disclosure of classes of share capital [line items]
Other comprehensive income loss	(5,774)	(9,469)	(9,469)	(9,469)
Loss gain on investments		3,695
Other comprehensive income loss	(5,774)	(5,774)	(9,469)	(5,774)
Foreign sales hedge member
Disclosure of classes of share capital [line items]
Other comprehensive income loss	(9,972,757)	(6,893,066)	(7,626,515)	(7,626,515)
Foreign sales hedge exchange rate	(2,063,726)	(7,215,247)	(507,464)
Foreign sales hedge transfer to result	2,283,425	2,547,855	1,585,480
Foreign sales hedge income tax and social contribution	(65,619)	1,587,701	(344,567)
Other comprehensive income loss	(9,818,677)	(9,972,757)	(6,893,066)	(9,972,757)
Fair value of hedge member
Disclosure of classes of share capital [line items]
Other comprehensive income loss	(609,197)	(218,589)	(257,508)	(257,508)
Fair value of cash flow hedge change in fair value	123,717	(545,038)	7,150
Fair value of cash flow hedge transfer to result	260,058	(47,223)	54,450
Fair value of cash flow hedge income tax and social contribution	(120,081)	200,393	(21,703)
Fair value of cash flow hedge from jointly controlled	(968)	1,260	(978)
Fair value of cash flow hedge from actuarial loss with post employment benefits net of taxes	23,014
Other comprehensive income loss	(346,471)	(609,197)	(218,589)	(609,197)
Actuarial gain (loss) on Defined Benefit and health plan member
Disclosure of classes of share capital [line items]
Other comprehensive income loss	(163,714)	(163,066)	(53,574)	(53,574)
Fair value of cash flow hedge from actuarial loss with post employment benefits net of taxes			(109,492)
Fair value of cash flow hedge from actuarial loss with post employment benefits net of taxes1	23,028	(648)
Other comprehensive income loss	(140,686)	(163,714)	(163,066)	(163,714)
Foreign currency translation adjustment member
Disclosure of classes of share capital [line items]
Other comprehensive income loss	5,445,695	2,383,492	2,166,875	2,166,875
Other comprehensive income loss foreign currency translation adjustment	1,591,094	3,054,126	220,228
Loss gain on investments			(50)
Effect of cpc42 ias29 hyperinflation	35,425	8,077	(3,561)
Other comprehensive income loss	7,072,214	5,445,695	2,383,492	5,445,695
Total braskem shareholders interest member
Disclosure of classes of share capital [line items]
Other comprehensive income loss	(5,209,498)	(4,777,519)	(5,629,427)	(5,629,427)
Additional indexation realization by depreciation or writeoff assets1	(39,644)	(39,853)	(40,481)
Income tax and social contribution2	13,480	13,551	13,764
Deemed cost of jointly controlled investment realization by depreciation or writeoff assets	(1,091)	(1,123)	(1,338)
Deemed costof jointly controlled invetment income tax and social contribution	372	382	455
Fair value adjustments accounts receivable	(130)	113	15
Foreign sales hedge exchange rate	(2,063,726)	(7,215,247)	(507,464)
Foreign sales hedge transfer to result	2,283,425	2,547,855	1,585,480
Foreign sales hedge income tax and social contribution		1,587,701	(344,567)
Fair value of cash flow hedge change in fair value	123,717	(545,038)	7,150
Fair value of cash flow hedge transfer to result	260,058	(47,223)	54,450
Fair value of cash flow hedge income tax and social contribution	(120,081)	200,393	(21,703)
Fair value of cash flow hedge from jointly controlled	(968)	1,260	(978)
Fair value of cash flow hedge from actuarial loss with post employment benefits net of taxes	23,028	(648)	(109,492)
Other comprehensive income loss foreign currency translation adjustment		3,054,126	220,228
Loss gain on investments		3,695	(50)
Effect of cpc42 ias29 hyperinflation		8,077	(3,561)
Other comprehensive income loss	(3,170,158)	(5,209,498)	(4,777,519)	(5,209,498)
Foreign sales hedge tax and social contribution	(65,619)
Noncontrolling interest in braskem idesa member
Disclosure of classes of share capital [line items]
Other comprehensive income loss	(923,216)	(526,047)	(566,035)	(566,035)
Foreign sales hedge exchange rate	(51,152)	(111,363)	116,202
Foreign sales hedge transfer to result	126,807	117,932	66,787
Foreign sales hedge income tax and social contribution	(22,696)	(1,965)	(54,897)
Fair value of cash flow hedge change in fair value		7,613	(23,078)
Fair value of cash flow hedge transfer to result	86,686	(15,742)	16,752
Fair value of cash flow hedge income tax and social contribution	(26,006)	2,439	1,898
Fair value of cash flow hedge from actuarial loss with post employment benefits net of taxes	(14)	1	(136)
Other comprehensive income loss foreign currency translation adjustment	(87,946)		(83,506)
Loss gain on investments			(34)
Other comprehensive income loss foreign currency translation adjustment1		(396,084)
Other comprehensive income loss	R$ (897,537)	R$ (923,216)	R$ (526,047)	R$ (923,216)